INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

4. INTANGIBLE ASSETS

Intangible assets, net consisted of the following (in thousands):

	July 31, 2021	October 31, 2020

Patents	$4,705	$4,479
Licenses	777	777
Software	117	117
Total intangibles	5,599	5,373
Accumulated amortization	(2,308)	(2,112)
Intangible assets	$3,291	$3,261

The expiration dates of the existing patents range from 2021 to 2039 but the expiration dates can be extended based on market approval if granted and/or based on existing laws and regulations. Capitalized costs associated with patent applications that are abandoned without future value are charged to expense when the determination is made not to further pursue the application. Patent applications having a net book value of approximately $21,000 and $0.3 million were abandoned and were charged to general and administrative expenses in the statement of operations for each of the three months ended July 31, 2021 and 2020, respectively. Patent applications having a net book value of approximately $90,000 and $0.9 million were abandoned and were charged to general and administrative expenses in the statement of operations for the nine months ended July 31, 2021 and 2020, respectively. Amortization expense for intangible assets that was charged to general and administrative expense in the statement of operations aggregated approximately $68,000 and $79,000 for the three months ended July 31, 2021 and 2020, respectively. Amortization expense for intangible assets that was charged to general and administrative expense in the statement of operations aggregated approximately $0.2 and $0.3 million for each of the nine months ended July 31, 2021 and 2020, respectively.

Management has reviewed its long-lived assets for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable. Net assets are recorded on the balance sheet for patents and licenses related to axalimogene filolisbac (AXAL), ADXS-HOT, ADXS-PSA and other products that are in development. However, if a competitor were to gain FDA approval for a similar treatment before the Company or if future clinical trials fail to meet the targeted endpoints, the Company will likely record an impairment related to these assets. In addition, if an application is rejected or fails to be issued, the Company would record an impairment of its estimated book value. Lastly, if the Company is unable to raise enough capital to continue funding its studies and developing its intellectual property, the Company would likely record an impairment to these assets.

As of July 31, 2021, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows (in thousands):

Fiscal year ending October 31,

2021 (Remaining)	$68
2022	273
2023	273
2024	273
2025	273
Thereafter	2,131
Total	$3,291

4. INTANGIBLE ASSETS

Intangible assets consist of the following (in thousands):

	October 31,
	2020	2019
Patents	$4,479	$5,833
License	777	777
Software	117	117
Total intangibles	5,373	6,727
Accumulated amortization	(2,112)	(2,152)
Net intangible assets	$3,261	$4,575

The expirations of the existing patents range from 2020 to 2040 but the expirations can be extended based on market approval if granted and/or based on existing laws and regulations. Capitalized costs associated with patent applications that are abandoned without future value are charged to expense when the determination is made not to pursue the application. Patent applications having a net book value of approximately $1.7 million and $1.1 million were abandoned and were charged to general and administrative expenses in the statement of operations for the years ended October 31, 2020 and 2019, respectively. Intangible asset amortization expense that was charged to general and administrative expense in the statement of operations was approximately $0.3 million and $0.4 million for each of the years ended October 31, 2020 and 2019, respectively.

Management has reviewed its intangible assets for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable. Net assets are recorded on the balance sheet for patents and licenses related to axalimogene filolisbac (AXAL), ADXS-HOT, ADXS-PSA ADXS-HER2 and other products that are in development or out-licensed. However, if a competitor were to gain FDA approval for a treatment before us or if future clinical trials fail to meet the targeted endpoints, the Company would likely record an impairment related to these assets. In addition, if an application is rejected or fails to be issued, the Company would record an impairment of its estimated book value. Lastly, if the Company is unable to raise enough capital to continue funding our studies and developing its intellectual property, the Company would likely record an impairment to certain of these assets.

At October 31, 2020, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows (in thousands):

2021	$289
2022	289
2023	289
2024	289
2025	289
Thereafter	1,816
Total	$3,261